S000084189 [Member] Investment Objectives and Goals - Nuveen Preferred and Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Preferred and Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide a high level of current income and total return.